15. STOCK-BASED COMPENSATION (Details 2) (Restricted Stock, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock
Begining Balance	31,000	31,000
Issued		18,000
Vested	(13,000)	(17,000)
Canceled	(2,000)	(1,000)
Ending Balance	16,000	31,000
Begining Balance	$ 64.05	$ 144.90
Issued		$ 12.90
Vested	$ 81.90	$ 158.40
Canceled	$ 61.20	$ 145.50
Ending Balance	$ 50.40	$ 64.05